INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,286,622	$ 1,155,929
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	279,023	254,868
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	322,947	250,560
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	452,557	371,583
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 232,095	$ 278,918